Share-Based Payments - Options (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Oct. 31, 2009 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Oct. 31, 2012 Subsequent Event [Member] Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in Period (shares)				266,750	0	0
Vested in Period (Shares)							215,500
Options Outstanding - Intrinsic Value	$ 14.8
Options Exercisable - Intrinsic Value	12.8
Exercises in Period - Total Intrinsic Value	$ 3.4	$ 8.3	$ 21.1
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected Term					5 years 6 months
Weighted Average Remaining Contractual Term					3 years 5 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding on October 1, 2011 (shares)	770,000
Outstanding on October 1, 2011 (Weighted Average Exercise Price) ($ per share)	$ 50.36
Canceled (shares)	(40,000)
Canceled (Weighted-Average Exercise Price)	64.03
Exercised (shares)	90,000
Exercised (Weighted Average Exercise Price) ($ per share)	$ 35.99
Outstanding on September 30, 2012 (shares)	640,000	770,000
Outstanding on September 30, 2012 (Weighted Average Exercise Price) ($ per share)	$ 51.59	$ 50.36
Exercisable on September 30, 2012 (shares)	420,000
Exercisable on September 30, 2012 (Weighted Average Exercise Price) ($ per share)	$ 44.48